Employee Benefit Plans (Summary Of Assumed Health Care Cost Trend Rates Used) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Pre Sixty Five [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	9.00%	10.00%	9.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	4.75%
Year that the rate reaches the ultimate trend rate	2016	2017	2017
Post Sixty Five [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	6.00%	7.00%	7.50%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	4.75%
Year that the rate reaches the ultimate trend rate	2013	2013	2017